ACQUISITIONS AND DISPOSITIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Jan. 31, 2013	Apr. 30, 2013	Dec. 31, 2011
Components of the aggregate purchase prices of the completed acquisitions
Net tangible assets acquired, including impact of joint venture consolidation activity	$ 9.5	$ (2.8)	$ (1.0)
Identifiable intangible assets
Customer relationships	32.0	58.8	8.4
Patents		1.4	2.8
Trademarks	3.4		0.5
Other technology	4.5	1.0	0.3
Total intangible assets	39.9	61.2	12.0
Goodwill	32.9	41.7	23.3
Total aggregate purchase price	82.3	100.1	34.3
Contingent consideration	12.3	11.3	(2.6)
Liability for indemnification, net	8.7	2.4	16.0
Net cash paid for acquisitions, including contingent consideration	103.3	113.8	47.7
Weighted average useful lives of identifiable intangible assets acquired	10 years	13 years	13 years
Aseptix Health Sciences NV | Maximum
Acquisitions and Dispositions
Pre-acquisition annual sales		1
Commercial Pest Control Pty Ltd | Maximum
Acquisitions and Dispositions
Pre-acquisition annual sales		1
Akzo Nobel N.V.
Acquisitions and Dispositions
Pre-acquisition annual sales		23
AK Kraus and Hiller Schadlingsbekampfung
Acquisitions and Dispositions
Pre-acquisition annual sales		4
United Arab Emirates Joint Venture
Acquisitions and Dispositions
Gain (charges) on removal of equity method investment and other, after tax				5.0
Chemical division of AKJ Industries
Acquisitions and Dispositions
Pre-acquisition annual sales		21
Chemical Business of EXL Laboratories and Hyprod Canada
Acquisitions and Dispositions
Pre-acquisition annual sales		25
Quimiproductos S.A. de C.V.
Acquisitions and Dispositions
Pre-acquisition annual sales			43
Portion of purchase price transferred in an escrow fund for indemnification purchases related to general representations and warranties					8
Master Chemicals
Acquisitions and Dispositions
Pre-acquisition annual sales			29
Portion of purchase price transferred in an escrow fund for indemnification purchases related to general representations and warranties						3
Esoform SpA
Acquisitions and Dispositions
Pre-acquisition annual sales							12
InsetCenter
Acquisitions and Dispositions
Pre-acquisition annual sales							6
Econ Industria e Comercio de Produtos de Higiene e Limpeza Ltda
Acquisitions and Dispositions
Pre-acquisition annual sales							$ 9